OPERATING INCOME - Revenue from contracts with customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum
OPERATING INCOME
Intermediation margin	5.00%
Maximum
OPERATING INCOME
Intermediation margin	10.00%
Operating Segments
Revenue from contracts with customers
Revenue from contracts with customers	$ 7,080,878	$ 6,370,526	$ 5,293,804
Operating Segments | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	3,070,428	2,779,760	2,236,121
Operating Segments | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	997,321	872,677	686,592
Operating Segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	991,563	837,361	682,231
Operating Segments | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	965,403	865,958	733,361
Operating Segments | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	463,546	423,702	463,123
Operating Segments | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	107,681	91,358	72,549
Operating Segments | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	68,821	103,923	94,353
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	26,708	27,848	26,854
Operating Segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	389,407	367,939	298,620
Operating Segments | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers	5,252,099	4,684,563	3,841,472
Operating Segments | Banking Colombia | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	2,467,174	2,248,727	1,830,128
Operating Segments | Banking Colombia | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	924,280	814,653	636,632
Operating Segments | Banking Colombia | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	593,729	481,103	414,870
Operating Segments | Banking Colombia | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	950,167	851,983	723,297
Operating Segments | Banking Colombia | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	72,335	58,293	43,863
Operating Segments | Banking Colombia | Others
Revenue from contracts with customers
Revenue from contracts with customers	244,414	229,804	192,682
Operating Segments | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers	532,930	446,583	351,603
Operating Segments | Banking Panama | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	272,380	232,637	174,226
Operating Segments | Banking Panama | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	72,705	57,858	49,730
Operating Segments | Banking Panama | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	110,271	91,938	69,379
Operating Segments | Banking Panama | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	15,236	13,975	10,064
Operating Segments | Banking Panama | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	20,233	18,975	17,420
Operating Segments | Banking Panama | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	25,159	18,382	16,125
Operating Segments | Banking Panama | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	980	550	1,998
Operating Segments | Banking Panama | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	15,568	11,888	12,661
Operating Segments | Banking Panama | Others
Revenue from contracts with customers
Revenue from contracts with customers	398	380
Operating Segments | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers	479,568	444,177	359,724
Operating Segments | Banking El Salvador | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	233,049	216,977	168,273
Operating Segments | Banking El Salvador | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	77	97	129
Operating Segments | Banking El Salvador | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	157,386	142,047	118,532
Operating Segments | Banking El Salvador | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	6,399	6,522	6,567
Operating Segments | Banking El Salvador | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	5,211	10,081	6,928
Operating Segments | Banking El Salvador | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	1,225	1,482	1,353
Operating Segments | Banking El Salvador | Others
Revenue from contracts with customers
Revenue from contracts with customers	76,221	66,971	57,942
Operating Segments | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers	223,200	218,554	159,908
Operating Segments | Banking Guatemala | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	95,833	79,551	61,831
Operating Segments | Banking Guatemala | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	68,857	78,264	56,548
Operating Segments | Banking Guatemala | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	851	803	704
Operating Segments | Banking Guatemala | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	3,173	3,774	3,716
Operating Segments | Banking Guatemala | Others
Revenue from contracts with customers
Revenue from contracts with customers	54,486	56,162	37,109
Operating Segments | Trust
Revenue from contracts with customers
Revenue from contracts with customers	361,965	318,869	347,878
Operating Segments | Trust | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	104	29	40
Operating Segments | Trust | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	361,632	318,840	347,838
Operating Segments | Trust | Others
Revenue from contracts with customers
Revenue from contracts with customers	229
Operating Segments | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	55,917	86,232	79,531
Operating Segments | Investment Banking | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	29	8	10
Operating Segments | Investment Banking | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	55,888	86,224	79,521
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	103,985	111,366	117,282
Operating Segments | Brokerage | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	126	32	51
Operating Segments | Brokerage | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	74,377	78,509	90,548
Operating Segments | Brokerage | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	10,728	15,667	11,481
Operating Segments | Brokerage | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	11,140	15,960	14,193
Operating Segments | Brokerage | Others
Revenue from contracts with customers
Revenue from contracts with customers	7,614	1,198	1,009
Operating Segments | International Banking
Revenue from contracts with customers
Revenue from contracts with customers	47,228	42,021	33,309
Operating Segments | International Banking | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	1,992	1,868	1,663
Operating Segments | International Banking | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	37,746	31,277	22,902
Operating Segments | International Banking | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	54	53	46
Operating Segments | International Banking | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	1,803	828	1,917
Operating Segments | International Banking | Others
Revenue from contracts with customers
Revenue from contracts with customers	5,633	7,995	6,781
Operating Segments | All other segments
Revenue from contracts with customers
Revenue from contracts with customers	23,986	18,161	3,097
Operating Segments | All other segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	23,574	12,732
Operating Segments | All other segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	$ 412	$ 5,429	$ 3,097